RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 2,377	$ 1,103
Melco International's subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	2,367	1,012
Other [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	10	1
Crown and its Subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 0	$ 90